Equity Oriented or Fixed Income Oriented Funds | The Emerging Markets Portfolio II
The Emerging Markets Portfolio II
What is the Portfolio’s investment objective?
The Portfolio seeks long-term capital appreciation.
What are the Portfolio’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses		Equity Oriented or Fixed Income Oriented Funds The Emerging Markets Portfolio II DPT CLASS
Management fees		1.00%
Distribution and service (12b-1) fees		none
Other expenses		0.36%
Total annual portfolio operating expenses		1.36%
Fee waivers and expense reimbursements	[1]	(0.16%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		1.20%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio's average daily net assets from Feb. 27, 2014 through Feb. 27, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Oriented or Fixed Income Oriented Funds The Emerging Markets Portfolio II DPT CLASS	122	415	729	1,621

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies?

The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Portfolio may invest in companies of any size. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of issuers from countries whose economies are considered to be emerging (80% policy). The Portfolio’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

The Portfolio may invest in a broad range of equity securities, including common or ordinary stocks, preferred stocks, and securities convertible into common or ordinary stocks. The Portfolio may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Portfolio may invest in securities issued in any currency and may hold foreign currency. The Portfolio invests primarily in equity securities of issuers from emerging foreign countries. These countries are generally recognized to be emerging or developing countries by the international financial community.

The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the manager’s intrinsic value estimate for that security.

The Portfolio defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Portfolio may invest more than 25% of its total assets in the securities of issuers located in the same country. The Portfolio may invest up to 10% of its net assets in real estate investment trusts.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Small company risk	The risk that prices of small-and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Real estate industry risk	This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Emerging Markets Portfolio II performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Year-by-year total return (The Emerging Markets Portfolio II)

During the period illustrated in this bar chart, The Emerging Markets Portfolio II’s highest quarterly return was 12.68% for the quarter ended Sept. 30, 2013 and its lowest quarterly return was -24.40% for the quarter ended Sept. 30, 2011.

Average annual total returns for periods ended December 31, 2013
Average Annual Total Returns Equity Oriented or Fixed Income Oriented Funds The Emerging Markets Portfolio II	1 Year	Lifetime
DPT CLASS	10.47%	5.60%
DPT CLASS Return after taxes on distributions	10.18%	4.98%
DPT CLASS Return after taxes on distributions and sale of Portfolio shares	6.28%	4.23%
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(2.27%)	12.11%
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	(2.60%)	11.97%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.